Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Schedule of company's assets that are measured at fair value on a recurring basis

	Fair Value Measured as of September 30, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account - Money Market Funds	$346,615,567	$—	$—	$346,615,567
Liabilities:
Derivative public warrant liabilities	$2,070,000	$—	$—	$2,070,000
Derivative private warrant liabilities	$—	$—	$1,424,000	$1,424,000

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account - Money Market Funds	$345,020,717	$—	$—	$345,020,717
Liabilities:
Derivative public warrant liabilities	$5,175,000	$—	$—	$5,175,000
Derivative private warrant liabilities	$—	$—	$3,619,330	$3,619,330

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - Money Market Funds	$345,020,717	$—	$—	$345,020,717
Liabilities:
Derivative public warrant liabilities	$5,175,000	$—	$—	$5,175,000
Derivative private warrant liabilities	$—	$—	$3,619,330	$3,619,330

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of September 30, 2022	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.85	$9.74
Option term (in years)	5.09	4.82
Volatility	40%	12%
Risk-free interest rate	4.1%	1.3%

	As of January 28, 2021	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.79	$9.74
Option term (in years)	5.00	4.82
Volatility	19%	12%
Risk-free interest rate	0.7%	1.3%

Schedule of change in the fair value of the warrant liabilities

Derivative warrant liabilities at December 31, 2020 - Level 3	$—
Issuance of Derivative Warrants - Level 3	13,161,830
Transfer of Public Warrants to Level 1	(7,762,500)
Change in fair value of derivative warrant liabilities - Level 3	(1,661,330)
Derivative warrant liabilities at March 31, 2021 - Level 3	$3,738,000
Change in fair value of derivative warrant liabilities - Level 3	2,848,000
Derivative warrant liabilities at June 30, 2021 - Level 3	$6,586,000
Change in fair value of derivative warrant liabilities - Level 3	(2,788,670)
Derivative warrant liabilities at September 30, 2021 - Level 3	$3,797,330

Derivative warrant liabilities at December 31, 2021 - Level 3	$3,619,330
Change in fair value of derivative warrant liabilities - Level 3	(1,542,660)
Derivative warrant liabilities at March 31, 2022 - Level 3	2,076,670
Change in fair value of derivative warrant liabilities - Level 3	(1,483,340)
Derivative warrant liabilities at June 30, 2022 - Level 3	593,330
Change in fair value of derivative warrant liabilities - Level 3	830,670
Derivative warrant liabilities at September 30, 2022 - Level 3	$1,424,000

Derivative warrant liabilities at January 1, 2021 - Level 3	$—
Issuance of Derivative Warrants - Level 3	13,161,830
Transfer of Public Warrants to Level 1	(7,762,500)
Change in fair value of derivative warrant liabilities - Level 3	(1,780,000)
Derivative warrant liabilities at December 31, 2021 - Level 3	$3,619,330